Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	REDWIRE CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001819810
Amendment Flag	true
Amendment Description	On September 24, 2021, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-259755), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 4, 2021 (the “Registration Statement”).This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K for the year ended December 31, 2021 as filed on April 11, 2022 and certain other information in such Registration Statement.No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.